Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:- PROPERTY AND EQUIPMENT, NET

The components of property and equipment, net are as follows (in thousands):

	December 31,
	2018	2017
Cost:
Computer equipment	$712	$709
Office furniture and equipment	293	293
Machinery and laboratory equipment	593	583
Field service units	1,246	1,010
Leasehold improvements	333	333

	$3,177	$2,928

	December 31,
	2018	2017
Accumulated depreciation	2,551	2,088

Property and equipment, net	$626	$840

Depreciation expenses amounted to $463 thousand, $642 thousand and $696 thousand for the years ended December 31, 2018, 2017 and 2016, respectively.